Commitments (FY) (Details) - USD ($)		10 Months Ended
	Jun. 24, 2019	Dec. 31, 2019
Underwriting Agreement [Abstract]
Sale of stock underwriter option term		45 days
Cash underwriting discount	2.00%	2.00%
Underwriting expense	$ 4,554,500	$ 4,554,500
Deferred underwriting discount	3.50%	3.50%
Deferred underwriting fees	$ 7,970,375	$ 7,970,375
Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	25,000,000
Over-Allotment Option [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	2,500,000
Unit price (in dollars per share)	$ 10.00
Remaining units available for issue (in shares)	875,000
Remaining units issued price per unit (in dollars per share)	$ 10.00
Over-Allotment Option [Member] | Maximum [Member]
Underwriting Agreement [Abstract]
Units granted for purchase (in shares)	3,375,000
Sponsor [Member] | Initial Public Offering [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)		2,227,500